FINANCIAL RISK MANAGEMENT (Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Finance lease liabilities	$ 241,087	$ 239,149	$ 259,621
2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Finance lease liabilities	52,174	49,015
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Finance lease liabilities	48,583	$ 72,480
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net debt	1,886,000
Liquidity risk | 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	940,000
Interest to be accrued	189,000
Trade payables and other liabilities	2,253,000
Finance lease liabilities	52,000
Total	3,434,000
Liquidity risk | 2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	9,000
Interest to be accrued	164,000
Trade payables and other liabilities	46,000
Finance lease liabilities	47,000
Total	266,000
Liquidity risk | 2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	744,000
Interest to be accrued	134,000
Trade payables and other liabilities	18,000
Finance lease liabilities	33,000
Total	929,000
Liquidity risk | 2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	94,000
Interest to be accrued	96,000
Trade payables and other liabilities	17,000
Finance lease liabilities	31,000
Total	238,000
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	359,000
Interest to be accrued	153,000
Trade payables and other liabilities	65,000
Finance lease liabilities	78,000
Total	$ 655,000